Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

Gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the income statement “other income and expenses, net” (see Note 5.8).

€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
Year ended December 31, 2020
Opening net book value	9,248	5,944	707	313	3,791	20,003
Additions	2,578	8,553	241	30	7,535	18,936
Depreciation charge	(1,087)	(2,471)	(211)	(73)	—	(3,842)
Impairment charge	—	—	—	—	(140)	(140)
Disposals	—	(2)	(1)	(3)	—	(6)
Exchange rate differences	(87)	16	(10)	(9)	(82)	(172)
Closing net book value	10,651	12,041	726	257	11,105	34,779
December 31, 2020
Cost	24,062	28,743	2,573	1,453	11,105	67,935
Accumulated depreciation and impairment	(13,411)	(16,702)	(1,847)	(1,196)	—	(33,156)
Closing net book value	10,651	12,041	726	257	11,105	34,779

€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
Year ended December 31, 2021
Opening net book value	10,651	12,041	726	257	11,105	34,779
Additions	664	14,360	912	16	79,897	95,848
Depreciation charge	(1,160)	(6,129)	(333)	(59)	—	(7,681)
Impairment charge	—	—	—	—	—	—
Disposals	—	(19)	(2)	(21)	(4)	(46)
Exchange rate differences	129	813	32	9	1,662	2,645
Closing net book value	10,284	21,066	1,335	202	92,659	125,545
December 31, 2021
Cost	25,554	44,127	3,204	1,454	92,659	166,999
Accumulated depreciation and impairment	(15,269)	(23,062)	(1,870)	(1,252)	—	(41,453)
Closing net book value	10,284	21,066	1,335	202	92,659	125,545